2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Available For Sale Securities

Securities available-for-sale (AFS) consists of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2012
U.S. Government sponsored enterprise (GSE) debt securities	$33,552,376	$247,029	$ 13,936	$33,785,469
U.S. Government securities	7,073,445	28,217	1,072	7,100,590
	$40,625,821	$275,246	$ 15,008	$40,886,059

December 31, 2011
U.S. GSE debt securities	$60,846,954	$215,595	$ 99,310	$60,963,239
U.S. Government securities	5,006,979	37,424	848	5,043,555
U.S. GSE preferred stock	42,360	49,763	0	92,123
	$65,896,293	$302,782	$100,158	$66,098,917

Schedule Of Held to Maturity Securities

Held-to-maturity (HTM) consists of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2012
States and political subdivisions	$41,865,555	$425,445	$ 0	$42,291,000

December 31, 2011
States and political subdivisions	$29,702,159	$586,841	$ 0	$30,289,000

Schedule of Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities AFS at December 31, 2012 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$ 4,088,947	$ 4,104,324
Due from one to five years	36,536,874	36,781,735
	$40,625,821	$40,886,059

Schedule Of Maturities of Debt Securities Held to Maturity

The scheduled maturities of debt securities HTM at December 31, 2012 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$32,741,241	$32,741,000
Due from one to five years	3,849,709	3,956,000
Due from five to ten years	1,916,266	2,023,000
Due after ten years	3,358,339	3,571,000
	$41,865,555	$42,291,000

Schedule Of Unrealized Loss

All investments with unrealized losses have been in a continuous loss position less than 12 months. Investments with unrealized losses at December 31 were as follows:

	2012		2011
	Less than 12 months		Less than 12 months
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss

U.S. GSE debt securities	$8,715,492	$13,936	$29,940,644	$ 99,310
U.S. Government securities	1,052,639	1,072	999,766	848
	$9,768,131	$15,008	$30,940,410	$100,158